Employee Benefit Plans (Net Pension Benefit Plan Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 9	$ 11
Interest cost	14	15
Interest income	(11)	(13)
Pension expense	12	13
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		2
Interest cost	13	14
Interest income	(11)	(12)
Pension expense	2	4
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	9
Interest cost	1	1
Interest income		(1)
Pension expense	$ 10	$ 9